Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loans [Abstract]
Classifications Of Loans

	September 30, 2012			December 31, 2011
	Legacy	Acquired	Total	Legacy	Acquired	Total

Real estate
Commercial	$ 257,162,870	$ 67,222,413	$ 324,385,283	$ 200,955,448	$ 72,145,634	$ 273,101,082
Construction	47,596,991	4,500,629	52,097,620	42,665,407	8,997,131	51,662,538
Residential	36,592,811	55,404,030	91,996,841	31,083,835	65,639,873	96,723,708
Commercial	85,323,845	10,622,298	95,946,143	90,795,904	16,329,991	107,125,895
Consumer	11,029,790	1,217,787	12,247,577	11,652,628	2,021,397	13,674,025
	437,706,307	138,967,157	576,673,464	377,153,222	165,134,026	542,287,248
Allowance for loan losses	(3,673,881)	(819,867)	(4,493,748)	(3,693,636)	(47,635)	(3,741,271)
Deferred loan costs, net	967,685	-	967,685	751,689	-	751,689
	$ 435,000,111	$ 138,147,290	$ 573,147,401	$ 374,211,275	$ 165,086,391	$ 539,297,666

December 31,	2011	2010	2009

Real estate
Commercial	$ 273,101,082	$ 153,526,907	$ 124,002,072
Construction	51,662,538	24,377,690	30,872,499
Residential	96,723,708	27,081,399	23,350,018
Commercial	107,125,895	83,523,056	74,174,400
Consumer	13,674,025	13,079,878	14,622,153
	542,287,248	301,588,930	267,021,142
Allowance for loan losses	(3,741,271)	(2,468,476)	(2,481,716)
Deferred loan costs, net	751,689	485,976	469,243
	$ 539,297,666	$ 299,606,430	$ 265,008,669

Schedule Of Recorded Book Balance Of Non-Performing Loans And Accruing Past Due Loans

Age Analysis of Past Due Financing Receivables (Loans)
	September 30, 2012			December 31, 2011
	Legacy	Acquired	Total	Legacy	Acquired	Total
Current	$ 431,491,549	$ 134,761,534	$ 566,253,083	$ 375,126,930	$ 159,711,725	$ 534,838,655
Accruing past due loans:
30-59 days past due
Real estate	-	-	-	421,805	474,651	896,456
Commercial	-	-	-	-	-	-
Consumer	780,323	21,273	801,596	-	22,698	22,698
Total 30-59 days past due	780,323	21,273	801,596	421,805	497,349	919,154
60-89 days past due
Real estate	-	-	-	311,762	338,431	650,193
Commercial	-	-	-	11,043	-	11,043
Consumer	1,568,020	3,062	1,571,082	-	3,494	3,494
Total 60-89 days past due	1,568,020	3,062	1,571,082	322,805	341,925	664,730
90 or more days past due
Real estate	2,064	81,486	83,550
Consumer	-	-	-	34,370	-	34,370
Total 90 or more days past due	2,064	81,486	83,550	34,370	-	34,370
Total accruing past due loans	2,350,407	105,821	2,456,228	778,980	839,274	1,618,254
Recorded Investment Non-accruing past due loans 90 or more days past due:
Real estate:
Commercial	2,425,846	1,704,191	4,130,037	-	2,288,900	2,288,900
Construction	969,337	100,000	1,069,337	1,169,337	1,184,146	2,353,483
Residential	469,168	2,295,610	2,764,778	-	1,019,942	1,019,942
Commercial	-	-	-	77,975	90,039	168,014
Consumer	-	-	-	-	-	-
Total Recorded Investment Non-accruing past due loans 90 or more days past due:	3,864,351	4,099,801	7,964,152	1,247,312	4,583,027	5,830,339
Total Financing Receivables (Loans)	437,706,307	138,967,157	576,673,464	377,153,222	165,134,026	542,287,248

Non-Accrual and Past Due Loans and Troubled Debt Restructurings
Recorded Book Balance
December 31, 2011
	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial		$ -	$ -	7	$ 2,288,900	$ 1,164,630
Construction	1	1,169,337	212,484	2	1,184,146	255,560
Residential		-	-	4	1,019,942	241,093
Commercial	1	77,975	1,735	4	90,039	33,041
Consumer		-	-		-	-
Total non-performing loans	2	$ 1,247,312	$ 214,219	17	$ 4,583,027	$ 1,694,324

Accruing past due loans:
30-59 days past due
Real estate	1	421,805		3	474,651
Commercial		-			-
Consumer		-		16	22,698
Total 30-59 days past due	1	421,805		19	497,349
60-89 days past due
Real estate	2	311,762		2	338,431
Commercial	1	11,043			-
Consumer		-		1	3,494
Total 60-89 days past due	3	322,805		3	341,925
90 or more days past due
Consumer	1	34,370			-
Total accruing past due loans	5	778,980		22	839,274

Accruing Troubled Debt Restructurings
Real Estate	3	$ 5,037,879			$ -
Consumer	1	142,671		2	154,088
Total Accruing Troubled Debt Restructurings	4	$ 5,180,550		2	$ 154,088

Schedule Of Contract Amount Due Of Non-Accrual Loans
Impaired Loans
For the nine months ended September 30, 2012
Legacy	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment
With no related allowance recorded:
Real Estate
Commercial	$886,735	$886,735	$-	$210,755
Construction	1,616,317	969,337	-	1,013,782
Residential	469,168	469,168	-	161,557
Commercial	8,819	8,819	-	980
Consumer	-	-	-	-
With an allowance recorded:
Real Estate
Commercial	1,316,578	1,315,642	284,967	912,436
Construction	-	-	-	-
Residential	-	-	-	-
Commercial	-	-	-	-
Consumer	-	-	-	-
Total legacy impaired	4,297,617	3,649,701	284,967	2,299,510

Acquired (1)
With no related allowance recorded:
Real Estate
Commercial	3,228,631	1,468,222	-	1,808,544
Construction	2,638,683	100,000	-	827,778
Residential	4,257,819	2,448,453	-	1,426,915
Commercial	240,901	128,697	-	39,483
Consumer	1,346	90	-	645

With an allowance recorded:
Real Estate
Commercial	2,344,156	957,624	599,624	636,445
Construction	-	-	-	-
Residential	-	-	-	-
Commercial	220,243	220,243	220,243	195,771
Consumer	-	-	-	-
Total acquired impaired	12,931,779	5,323,329	819,867	4,935,581
Total all impaired	$17,229,396	$8,973,030	$1,104,834	$7,235,091

(1)            Generally accepted accounting principles require that we record acquired loans at fair value which includes a discount for loans with credit impairment. These loans are not performing according to their contractual terms and meet our definition of an impaired loan. The discounts that arise from recording these loans at fair value were due to credit quality. Although we do not accrue interest income at the contractual rate on these loans, we may accrete these discounts to interest income as a result of pre-payments that exceeds our cash flow expectations or payment in full of amounts due even though we classify them as non-accrual.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings
Contract Amount
December 31, 2011
	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial		$ -	$ -	7	$ 6,417,444	$ 1,164,630
Construction	1	1,616,317	212,484	2	2,815,452	255,560
Residential		-	-	4	2,606,151	241,093
Commercial	1	77,975	1,735	4	327,414	33,041
Consumer		-	-		-	-
Total non-performing loans	2	$ 1,694,292	$ 214,219	17	$ 12,166,461	$ 1,694,324

Schedule of Recorded Book Balance Of Non-Accruing Past Due Loans

Loans on Non-accrual Status
	September 30,2012				December 31, 2011
	# of Contracts	Unpaid Principal Balance	Recorded Investment	Interest Not Accrued	# of Contracts	Unpaid Principal Balance	Recorded Investment	Interest Not Accrued
Legacy
Real Estate
Commercial	3	1,704,191	1,704,191	$91,684	-	$-	$-	$-
Construction	1	1,616,317	969,337	295,523	1	1,616,317	1,169,337	212,484
Residential	1	469,168	469,168	14,743	-	-	-	-
Commercial	1	8,819	8,819	110	1	77,975	77,975	1,735
Consumer	-	-	-	-	-	-	-	-
Total non-accrual loans	6	3,798,495	3,151,515	402,060	2	1,694,292	1,247,312	214,219

Acquired (1)
Real Estate
Commercial	10	5,572,787	2,425,846	956,852	9	6,417,444	2,288,900	1,164,630
Construction	4	2,638,683	100,000	547,556	4	2,815,452	1,184,146	255,560
Residential	9	4,104,971	2,295,610	464,764	9	2,606,151	1,019,942	241,093
Commercial	4	369,592	257,388	58,636	4	327,414	90,039	33,041
Consumer	-	-	-	-	-	-	-	-
Total non-accrual loans	27	12,686,033	5,078,844	2,027,808	26	12,166,461	4,583,027	1,694,324
Total all non-accrual loans	33	$16,484,528	8,230,359	$2,429,868	28	$13,860,753	5,830,339	$1,908,543

Legacy
Non-Accrual and Past Due Loans

December 31,	2010			2009
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	2	$ 2,426,608	$ 314,804	3	$ 1,586,499	$ 190,701
Construction		-	-		-	-
Residential		-	-		-	-
Commercial		-	-		-	-
Consumer	1	284,011	3,728		-	-
Total non-performing loans	3	$ 2,710,619	$ 318,532	3	$ 1,586,499	$ 190,701

Accruing past due loans:
30-89 days past due		$ -		2	$ 581,018
90 or more days past due		-			-
Total accruing past due loans		$ -		2	$ 581,018

Allocation Of Allowance For Loan Losses

September 30, 2012	Account Balance			Allocation of Allowance for Loan Losses
Risk Rating	Legacy	Acquired	Total	Legacy	Acquired	Total
Pass (1-4)	$416,275,438	$127,191,466	$543,466,904	$2,967,860	$-	$2,967,860
Special Mention (5)	14,561,148	3,016,429	17,577,577	396,324	-	396,324
Substandard (6)	6,869,721	8,759,262	15,628,983	309,697	819,867	1,129,564
Doubtful (7)	-	-	-	-	-	-
Loss (8)	-	-	-	-	-	-
Total	$437,706,307	$138,967,157	$576,673,464	$3,673,881	$819,867	$4,493,748

December 31, 2011	Account Balance			Allocation of Allowance for Loan Losses
Risk Rating	Legacy	Acquired	Total	Legacy	Acquired	Total
Pass (1-4)	362,692,416	$154,318,105	$517,010,521	3,219,376	$-	$3,219,376
Special Mention (5)	8,982,637	2,107,707	11,090,344	272,606	47,635	320,241
Substandard (6)	5,478,169	8,708,214	14,186,383	201,654	-	201,654
Doubtful (7)	-	-	-	-	-	-
Loss (8)	-	-	-	-	-	-
Total	377,153,222	$165,134,026	$542,287,248	3,693,636	$47,635	$3,741,271

	Account Balance December 31, 2011	Allocation of Allowance for Loan Losses 2011
Risk Rating
Pass (1-4)	$ 517,010,521	$ 3,219,376
Special Mention (5)	11,090,344	320,241
Substandard (6)	14,186,383	201,654
Doubtful (7)	-	-
Loss (8)	-	-
Total	$ 542,287,248	$ 3,741,271

Risk Rating	Account Balance December 31, 2010	Allocation of Allowance for Loan Losses December 31, 2010
Pass (1-4)
Special Mention (5)	$ 281,901,972	$ 1,529,356
Substandard (6)	13,777,303	489,120
Doubtful (7)	5,909,655	450,000
Loss (8)	-	-
Total	-	-
	$ 301,588,930	$ 2,468,476

Risk Rating	Account Balance December 31, 2009	Allocation of Allowance for Loan Losses December 31, 2009
Pass (1-4)
Special Mention (5)	$ 247,573,949	$ 884,877
Substandard (6)	11,658,809	846,839
Doubtful (7)	7,788,384	750,000
Loss (8)	-	-
Total	-	-
	$ 267,021,142	$ 2,481,716

Allowance for Loan Losses By Portfolio Segment

September 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Provision for loan losses	681,096	(122,412)	(281,440)	27,889	305,133
Provision for loan losses for loans acquired with deteriorated credit quality	599,624	220,243	-	-	819,867
Recoveries	63,557	20,258	-	70,268	154,083
	3,467,345	1,040,399	283,800	228,810	5,020,354
Loans charged off	(348,150)	(87,691)	-	(90,765)	(526,606)
Ending Balance	$3,119,195	$952,708	$283,800	$138,045	$4,493,748
Amount allocated to:
Legacy Loans:
Individually evaluated for impairment	$309,967	$-	$-	$-	$309,967
Collectively evaluated for impairment	2,209,604	732,465	283,800	138,045	3,363,914
Acquired Loans:
Individually evaluated for impairment	599,624	220,243	-	-	819,867
Ending balance	$3,119,195	$952,708	$283,800	$138,045	$4,493,748

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$1,748,122	$417,198	$294,723	$8,433	$2,468,476
Provision for loan losses	967,036	337,007	317,778	130,544	1,752,365
Provision for loan losses for loans acquired with deteriorated credit quality	-	47,635	-	-	47,635
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Amount allocated to:
Legacy Loans:
Individually evaluated for impairment	$175,117	$89,019	$70,000	$-	$334,136
Collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Acquired Loans:
Individually evaluated for impairment	-	47,635	-	-	47,635
Ending balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476
Provision for loan losses	967,036	384,642	317,778	130,544	1,800,000
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$ 2,123,068	$ 922,310	$ 565,240	$ 130,653	$ 3,741,271

Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$ 175,117	$ 136,654	$ 70,000	$ -	$ 381,771
Loans collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Ending balance	$ 2,123,068	$ 922,310	$ 565,240	$ 130,653	$ 3,741,271

December 31, 2010	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716
Provision for loan losses	857,818	9,495	213,306	1,381	1,082,000
Recoveries	3,650	-	-	927	4,577
	2,706,594	554,349	294,723	12,627	3,568,293
Loans charged off	(958,472)	(137,151)	-	(4,194)	(1,099,817)
Ending Balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476

Amount allocated to:
Loans individually evaluated for impairment	$ 450,000	$ -	$ -	$ -	$ 450,000
Loans collectively evaluated for impairment	1,298,122	417,198	294,723	8,433	2,018,476
Ending balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476

The following table details activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2009.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

December 31, 2009	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,348,850	$ 526,600	$ 94,910	$ 13,391	$ 1,983,751
Provision for loan losses	841,101	18,254	36,507	4,138	900,000
Recoveries	-	-	-	-	-
	2,189,951	544,854	131,417	17,529	2,883,751
Loans charged off	(344,825)	-	(50,000)	(7,210)	(402,035)
Ending Balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716

Amount allocated to:
Loans individually evaluated for impairment	$ 750,000	$ -	$ -	$ -	$ 750,000
Loans collectively evaluated for impairment	1,095,126	544,854	81,417	10,319	1,731,716
Ending balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716

Recorded Investment, Loans, Related To Balance In The Allowance For Possible Loan Losses By Portfolio Segment
September 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Legacy loans:
Individually evaluated for impairment with specific reserve	$1,315,642	$-	$-	$-	$1,315,642
Individually evaluated for impairment without specific reserve	3,652,420	1,901,658	-	-	5,554,078
Collectively evaluated for impairment with reserve	336,384,610	83,422,187	8,036,872	2,992,918	430,836,587
Acquired loans:
Individually evaluated for impairment with specific reserve subsequent to acquisition (ASC 310-20 at acquisition)	957,624	220,243	-	-	1,177,867
Individually evaluated for impairment without specific reserve (ASC 310-30 at acquisition)	12,954,203	1,269,171	-	-	14,223,374
Collectively evaluated for impairment without reserve (ASC 310-20 at acquisition)	113,215,245	9,132,884	-	1,217,787	123,565,916
Ending balance	$468,479,744	$95,946,143	$8,036,872	$4,210,705	$576,673,464

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Legacy loans:
Individually evaluated for impairment with specific reserve	$5,924,354	$89,019	$142,671	$-	$6,156,044
Individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Collectively evaluated for impairment with reserve	267,059,878	88,818,899	8,717,775	2,792,182	367,388,734
Acquired loans:
Individually evaluated for impairment with specific reserve (ASC 310-30)	-	47,635	-	-	47,635
Individually evaluated for impairment without specific reserve (ASC 310-20)	14,830,285	1,460,185	-	-	16,290,470
Collectively evaluated for impairment without reserve (ASC 310-20)	131,952,352	14,822,172	-	2,021,397	148,795,921
Ending balance	$421,487,328	$107,125,895	$8,860,446	$4,813,579	$542,287,248

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 5,924,354	$ 136,654	$ 142,671	$ -	$ 6,203,679
Loans individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Loans collectively evaluated for impairment	413,842,516	105,101,255	8,717,775	4,813,579	532,475,125
Ending balance	$ 421,487,328	$ 107,125,895	$ 8,860,446	$ 4,813,579	$ 542,287,248

December 31, 2010	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 1,616,317	$ -	$ -	$ -	$ 1,616,317
Loans individually evaluated for impairment without specific reserve	2,273,029	2,020,309	-	-	4,293,338
Loans collectively evaluated for impairment	201,096,650	81,502,747	11,621,392	1,458,486	295,679,275
Ending balance	$ 204,985,996	$ 83,523,056	$ 11,621,392	$ 1,458,486	$ 301,588,930

December 31, 2009	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 1,972,739	$ -	$ -	$ -	$ 1,972,739
Loans individually evaluated for impairment without specific reserve	3,734,900	2,080,745	-	-	5,815,645
Loans collectively evaluated for impairment	172,516,950	72,093,655	13,120,566	1,501,587	259,232,758
Ending balance	$ 178,224,589	$ 74,174,400	$ 13,120,566	$ 1,501,587	$ 267,021,142

Schedule of Maturities and Rate Repricing for the Loan Portfolio

December 31,	2011	2010	2009

Within one year	$ 182,242,860	$ 124,914,560	$ 101,809,560
Over one to five years	292,507,248	149,488,074	131,119,339
Over five years	67,537,140	27,186,296	34,092,243
	$ 542,287,248	$ 301,588,930	$ 267,021,142